Stockholders' Deficit (Details Narrative) (10-K) - USD ($)												1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 27, 2019	Mar. 22, 2019	Jan. 29, 2019	Jan. 04, 2019	Dec. 31, 2018	Dec. 26, 2018	Sep. 28, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 14, 2018	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Nov. 26, 2014
Number of shares issued				339,257
Number of shares issued, value				$ 4,390,000											$ 697,000	$ 3,695,000			$ 4,390,000	$ 3,975,000
Number of common stock shares sold							335,910
Sale of stock price per share							$ 11.00
Number of common stock shares sold, value							$ 3,695,010
Number of stock issued for services																				49,000
Number of stock issued for services, value														$ 30,000	$ 51,000	$ 56,000	$ 152,000		261,000
Aggregate intrinsic value of exercisable options	$ 1,377,000											$ 746,000						$ 746,000	1,377,000
Unrecognized stock-based compensation expense	$ 2,292,000											1,321,000						$ 1,321,000	$ 2,292,000
Unrecognized stock-based compensation weighted average period																		1 year 5 months 9 days	1 year 29 days
2014 Equity Incentive Plan [Member]
Share based compensation, number of shares authorized																					1,000,000
Cleveland Capital L.P [Member]
Proceeds from offering							$ 2,600,000
Catalyst Global LLC [Member] | Renewal Contract [Member]
Monthly fees for services				$ 4,500
Number of stock issued for services				3,484
Catalyst Global LLC [Member] | Renewal Contract [Member] | Tranche One [Member]
Sale of stock price per share									$ 15.50
Number of stock issued for services									871
Number of stock issued for services, value									$ 13,500
Catalyst Global LLC [Member] | Renewal Contract [Member] | Tranche Two [Member]
Sale of stock price per share								$ 20.10
Number of stock issued for services								871
Number of stock issued for services, value								$ 17,507
Catalyst Global LLC [Member] | Renewal Contract [Member] | Tranche Three [Member]
Sale of stock price per share						$ 17.50							$ 17.50			$ 17.50
Number of stock issued for services						871
Number of stock issued for services, value						$ 15,243
Catalyst Global LLC [Member] | Renewal Contract [Member] | Tranche Four [Member]
Sale of stock price per share		$ 13.10
Number of stock issued for services		871
Number of stock issued for services, value		$ 11,410
Shenzhen Reach Investment Development Co. [Member] | Consulting Agreement [Member]
Number of stock issued for services	17,468										17,468
Shenzhen Reach Investment Development Co. [Member] | Consulting Agreement [Member] | Tranche One [Member]
Sale of stock price per share										$ 5.20
Number of stock issued for services										5,765
Number of stock issued for services, value										$ 29,978
Shenzhen Reach Investment Development Co. [Member] | Consulting Agreement [Member] | Tranche Two [Member]
Sale of stock price per share									$ 17.00
Number of stock issued for services									2,926
Number of stock issued for services, value									$ 49,742
Shenzhen Reach Investment Development Co. [Member] | Consulting Agreement [Member] | Tranche Three [Member]
Sale of stock price per share								$ 20.10
Number of stock issued for services								2,926
Number of stock issued for services, value								$ 58,813
Shenzhen Reach Investment Development Co. [Member] | Consulting Agreement [Member] | Tranche Four [Member]
Sale of stock price per share					$ 13.90
Number of stock issued for services					2,926
Number of stock issued for services, value					$ 40,671
Shenzhen Reach Investment Development Co. [Member] | Consulting Agreement [Member] | Tranche Five [Member]
Sale of stock price per share			$ 13.60
Number of stock issued for services			2,926
Number of stock issued for services, value			$ 39,794
Investor [Member] | Private Placement [Member]
Number of shares issued													454,546
Number of shares issued, value												$ 8,000,000	$ 5,000,000
Common stock per share						$ 11.00						$ 4.00	$ 11.00			$ 11.00		$ 4.00
Investor [Member] | Private Placement [Member] | Maximum [Member]
Number of shares issued, value													$ 7,000,000
Two Accredited Investors [Member] | Private Placement [Member]
Number of common stock shares sold				63,347
Sale of stock price per share				$ 11.00
Number of common stock shares sold, value				$ 696,810